Commitments and Contingencies - Schedule of Potential Commitments for Bonds Outstanding (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 762,869
Performance bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	480,744
Wide Area Progressive bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	240,560
Bid and litigation bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	38,411
All other bonds
Guarantor Obligations [Line Items]
Maximum potential commitments	$ 3,154